Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Timing of Equity Grants
The Company’s equity compensation practices
include consistent policies and procedures
with respect to the timing, structure, and
process for the grant of equity-based awards,
including for purposes of annual equity grants
to our NEOs. The grant date of annual equity
awards to our NEOs is generally shortly after
the release of CRH’s results for the prior year.
Equity awards are not spring-loaded or
otherwise timed to take advantage of material
non-public information.

Award Timing Method	Timing of Equity Grants
The Company’s equity compensation practices
include consistent policies and procedures
with respect to the timing, structure, and
process for the grant of equity-based awards,
including for purposes of annual equity grants
to our NEOs. The grant date of annual equity
awards to our NEOs is generally shortly after
the release of CRH’s results for the prior year.
Equity awards are not spring-loaded or
otherwise timed to take advantage of material
non-public information.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Equity awards are not spring-loaded or otherwise timed to take advantage of material non-public information.